PROSHARES TRUST
ProShares On-Demand ETF
(the “Fund”)
Supplement dated September 17, 2021
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated September 17, 2021, each as supplemented or amended)
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As of the date noted above, the Fund is not offered for sale.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference